UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-21143

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                           BLUE AND WHITE FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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    8383 WILSHIRE BLVD SUITE 100                                  90211
        BEVERLY HILLS,  CA
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                        (ZIP CODE)

  INCAP SERVICE COMPANY, 630 FITZWATERTOWN ROAD "A" WILLOW GROVE, PA 19090-1904
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 877-429-3863

                       DATE OF FISCAL YEAR END: 08/31/2005

                      DATE OF REPORTING PERIOD: 11/30/2004

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

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

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SCHEDULE OF INVESTMENTS at NOVEMBER 30, 2004
(Unaudited)
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Shares                                                                Value
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ISRAEL COMMON STOCKS: 49.46% (of net assets)
..
Automobile Manufacturers 1.73%
         8,000  Delek Automotive Systems Ltd.                     $      52,789
                                                                  --------------
Banks: 7.06%
        25,000  Bank Hapolim Ltd.                                        73,051
        35,000  Bank Leumi Le-Israel                                     82,362
        50,000  Israel Discount Bank Ltd.                                60,034
                                                                  --------------
                                                                        215,447
                                                                  --------------
Chemicals: 2.10%
        13,000  Makhteshim-Agan Industries Ltd.                          63,986
                                                                  --------------
Computer Services and Software: 1.64%
         1,000  Lipman Electronic Engineering Ltd.                       28,532
         9,000  Rapac Technologies (2000) Ltd. *                         21,509
                                                                  --------------
                                                                         50,041
                                                                  --------------
Computer Storage Devices: 2.60%
         5,000  M-Systems Flash Disk Pioneers Ltd. *                     79,300
                                                                  --------------
Construction: 1.40%
         1,100  Minrav Holdings Ltd. *                                   42,890
                                                                  --------------
Electronic Instruments & Controls: 4.71%
         5,000  Nice Systems Ltd. ADR *                                 143,750
                                                                  --------------
Electronics: 4.74%
         7,000  Orbotech Ltd. *                                         132,720
         4,716  Rapac Electronics Ltd.                                   12,169
                                                                  --------------
                                                                        144,889
                                                                  --------------
Investment Companies: 2.06%
         1,000  Discount Investment Corp.                                23,670
         1,500  IDB Development Corp. Ltd.                               39,151
                                                                  --------------
                                                                         62,821
                                                                  --------------
Medical - Drugs: 9.49%
         2,500  Agis Industries 1983 Ltd.                                71,674
         8,000  Teva Pharmaceutical Industries Ltd.                     218,240
                                                                  --------------
                                                                        289,914
                                                                  --------------
Software & Programming: 6.22%
         8,000  Check Point Software Technologies Ltd. *                189,920
                                                                  --------------
Semiconductors: 1.00%
        15,000  Tower Semiconductor Ltd. *                               30,600
                                                                  --------------
Telecommunications: 3.05%
        55,000  Bezeq Israeli Telecomunication Corp. Ltd. *              55,984
           114  Ectel Ltd. *                                                335
         1,200  Tadiran Communications Ltd.                              36,908
                                                                  --------------
                                                                         93,227
                                                                  --------------
Transportation: 1.66%
        12,000  Dan Vehicle & Transportation DVT Ltd                     50,780
                                                                  --------------
TOTAL ISRAEL COMMON STOCKS
   (cost $1,386,119)                                                  1,510,354
                                                                  --------------
U.S. COMMON STOCKS: 13.81% (of net assets)

Pharmaceuticals: 1.70%
        13,000  Pharmos Corp. *                                          52,000
                                                                  --------------
Semiconductors: 1.16%
         3,000  Zoran Corp. *                                            35,550
                                                                  --------------
Telecommunications: 10.95%
         8,000  Amdocs Ltd. *                                           206,800
         6,000  Comverse Technology, Inc. *                             127,620
                                                                  --------------
                                                                        334,420
                                                                  --------------
TOTAL U.S. COMMON STOCKS
   (cost $401,009)                                                      421,970
                                                                  --------------
SHORT TERM INVESTMENT: 32.29%
    985,949  UMB Bank, N.A. Money Market
             Fiduciary (cost $985,949)                                  985,949
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(cost $2,773,077):  95.56%                                            2,918,273

Other Assets less Liabilities: 4.44%                                    135,616
                                                                  --------------
NET ASSETS:     100.0%                                            $   3,053,889
                                                                  ==============

           ADR    American Depository Receipt.
             *    Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

ITEM 2. CONTROLS AND PROCEDURES
(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

       THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

       THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           Blue and White Funds Trust
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By  /s/ Michael Poutre                                    President
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Date 02/10/2005
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      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Shlomo Eplboim                                    Treasurer
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Date 02/10/2005
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By  /s/ Michael Poutre                                    President
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Date 02/10/2005
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